RELATED PARTY BALANCES AND TRANSACTIONS (Details) ¥ in Thousands, ¥ in Thousands, $ in Thousands		1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 01, 2018	Mar. 31, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2017 JPY (¥) item	Dec. 31, 2017 CNY (¥) item	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
RELATED PARTY BALANCES AND TRANSACTIONS
Amount due from related party											$ 26,102		$ 19,082
Amount due to related party											6,023		19,912
Revenue from sale of solar products						$ 168,465		$ 247,743		$ 104,352
Canadian Solar Infrastructure Fund, Inc
RELATED PARTY BALANCES AND TRANSACTIONS
Number of solar power plants sold | item				13	13	13
Percent of units purchased	14.76%
Canadian Solar Infrastructure Fund, Inc | Asset management service
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from providing development services				¥ 303,772		$ 2,699
Canadian Solar Infrastructure Fund, Inc | O & M Service
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from providing development services				32,119		285
Canadian Solar Infrastructure Fund, Inc | Revenue
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from sale of solar products				18,426,754		163,155
Canadian Solar Infrastructure Fund, Inc | Other operating income or expense
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from sale of solar products				¥ 3,148,648		27,879
Gaochuangte
RELATED PARTY BALANCES AND TRANSACTIONS
Trade receivable from affiliate													$ 1,446
Membership interests owned (as a percent)							40.00%						40.00%
Trade payable to affiliate													$ 19,912
Revenue from sale of solar products					¥ 11,352	1,648			¥ 39,922	6,508
Purchase from related party					¥ 44,271	$ 6,430	¥ 54,891	8,274	¥ 175,272	28,159
Percentage of ownership after sale transaction				80.00%	80.00%	80.00%
CSI Skypower
RELATED PARTY BALANCES AND TRANSACTIONS
Membership interests owned (as a percent)							50.00%						50.00%
Prepayments for bidding to affiliate													$ 1,897
Tranquility, Garland, and Roserock (49% owned affiliates)
RELATED PARTY BALANCES AND TRANSACTIONS
Amount due from related party											0		0
Trade receivable from affiliate													$ 15,739
Membership interests owned (as a percent)							49.00%						49.00%
Revenue from providing development services								48,711		$ 69,712
Pilipinas Newton Energy Corp (40% owned affiliate)
RELATED PARTY BALANCES AND TRANSACTIONS
Cash funding from affiliate											$ 921
Membership interests owned (as a percent)					40.00%						40.00%
O & M Service
RELATED PARTY BALANCES AND TRANSACTIONS
Receivables from affiliate											$ 199
Membership interests owned (as a percent)					14.76%						14.76%
Suzhou iSilver Materials Co
RELATED PARTY BALANCES AND TRANSACTIONS
Membership interests owned (as a percent)					15.00%						15.00%
Trade payable to affiliate											$ 5,096
Purchase from related party					¥ 331,958	$ 49,113	¥ 53,271	$ 8,030
Suzhou Kzone Equipment Technology Co., Ltd
RELATED PARTY BALANCES AND TRANSACTIONS
Membership interests owned (as a percent)												32.00%
Payable for equipment purchase												$ 927
Purchase from related party					¥ 29,704	$ 4,395
Dr. Shawn Qu
RELATED PARTY BALANCES AND TRANSACTIONS
Loan from related party			$ 35,000
Rate of interest (as a percent)		4.25%	4.25%
Repayment of interest amount of loan from related party		$ 21
Dr. Shawn Qu | One-year loan facilities | Chinese Commercial Banks
RELATED PARTY BALANCES AND TRANSACTIONS
Maturity term of credit facility				1 year	1 year	1 year	1 year	1 year	1 year	1 year
Maximum borrowing capacity					¥ 1,346,000		¥ 896,000		¥ 896,000		206,000
Amounts drawn down											135,225		$ 79,558	$ 78,225
Dr. Shawn Qu | Three-year loan facilities | Chinese Commercial Banks
RELATED PARTY BALANCES AND TRANSACTIONS
Maturity term of credit facility									3 years	3 years
Maximum borrowing capacity														$ 150,000
Tranquillity | Recurrent
RELATED PARTY BALANCES AND TRANSACTIONS
Unconditionally buyer payment guarantees for payable balances due by related party											0		0
Roserock
RELATED PARTY BALANCES AND TRANSACTIONS
Trade receivable from affiliate											$ 13,930
Membership interests owned (as a percent)					49.00%						49.00%
Garland
RELATED PARTY BALANCES AND TRANSACTIONS
Cash funding from affiliate											$ 11,052
Membership interests owned (as a percent)					49.00%						49.00%
Garland | Recurrent
RELATED PARTY BALANCES AND TRANSACTIONS
Unconditionally buyer payment guarantees for payable balances due by related party											$ 0		$ 11,100
Roserock and Garland
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from sale of solar products								$ 247,743		$ 28,132